Consolidated Balance Sheet Details	6 Months Ended
Jun. 30, 2011
Consolidated Balance Sheet Details
Consolidated Balance Sheet Details
4.	Consolidated Balance Sheet Details

Inventory (in thousands)

Deferred costs represent the costs of product shipped for which recognition of revenue have been deferred.

	June 30, 2011	December 31,
		2010	2009
Raw materials	$5,971	$5,727	$3,323
Work in process	9,299	6,454	6,871
Finished goods	3,039	4,861	2,966
Deferred costs	247	1,251	0

	$18,556	$18,293	$13,160

Prepaid Expenses and Other Current Assets (in thousands)

	June 30, 2011	December 31,
		2010	2009
Value added tax receivable	$735	$698	$276
Prepaid insurance	271	555	48
Prepaid clinical costs	151	255	454
Receivable from collaboration partner for shared expenses	0	0	1,267
Other prepaid and current assets	1,198	743	743

	$2,355	$2,251	$2,788

Property and Equipment, Net (in thousands)

	June 30, 2011	December 31,
		2010	2009
Machinery, equipment and tooling	$11,880	$9,919	$9,696
Construction in progress	5,121	6,735	4,064
Computer equipment and software	1,070	1,051	840
Furniture and fixtures	557	557	433
Leasehold improvements	780	780	138

Property and equipment, at cost	19,408	19,042	15,171
Less accumulated depreciation	(4,399)	(3,608)	(2,180)

	$15,009	$15,434	$12,991

Depreciation expense for the six month ended June 30, 2011 and 2010 was $791,000 and $676,000, respectively and for the years ended December 31, 2010, 2009 and 2008, depreciation expense was $1,428,000, $1,017,000, and $755,000, respectively.

Accrued Expenses (in thousands)

	June 30, 2011	December 31,
		2010	2009
Accrued clinical expense	$4,220	$3,629	$386
Accrued service fee	1,275	1,190	0
Value added tax payable	0	989	0
Accrued discounts and allowances	829	813	0
Accrued interest expense	253	265	521
Contract manufacturing fees	169	79	429
Other accrued expenses	2,084	2,474	1,155

	$8,830	$9,439	$2,491